Share Repurchase Program - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Oct. 29, 2015
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased, shares	0	630,000
Common stock repurchased, average price per share		$ 14.52
Common stock repurchased, value		$ 9,149,000
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, Authorized amount			$ 100,000,000